Schedule of model inputs for options granted (Details) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Employee stock ownership plan [member] | Exercise prices one [member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0.62	$ 0.62
Term	3 years	3 years
Spot Price	$ 5.72	$ 5.72
Share price volatility	67.30%	67.30%
Expected Dividend yield	0.00%	0.00%
Risk free interest rate	0.20%	0.20%
Employee stock ownership plan [member] | Exercise prices two [member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 5.72	$ 5.72
Term	3 years	3 years
Spot Price	$ 5.72	$ 5.72
Share price volatility	67.30%	67.30%
Expected Dividend yield	0.00%	0.00%
Risk free interest rate	0.20%	0.20%
Employee stock ownership plan [member] | Exercise prices three [member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0.62	$ 0.62
Term	3 years	3 years
Spot Price	$ 18.51	$ 18.51
Share price volatility	66.40%	66.40%
Expected Dividend yield	0.00%	0.00%
Risk free interest rate	1.50%	1.50%
Employee stock ownership plan [member] | Exercise prices four [member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0.23	$ 0.23
Term	3 years	3 years
Spot Price	$ 5.72	$ 5.72
Share price volatility	64.50%	64.50%
Expected Dividend yield	0.00%	0.00%
Risk free interest rate	3.60%	3.60%
Advisor [member] | Exercise prices one [member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0.62	$ 0.62
Term	2 years 10 months 9 days	2 years 10 months 9 days
Spot Price	$ 5.72	$ 5.72
Share price volatility	66.60%	66.60%
Expected Dividend yield	0.00%	0.00%
Risk free interest rate	0.50%	0.50%
Advisor [member] | Exercise prices two [member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0.01	$ 0.01
Term	2 years 10 months 9 days	2 years 10 months 9 days
Spot Price	$ 5.72	$ 5.72
Share price volatility	66.60%	66.60%
Expected Dividend yield	0.00%	0.00%
Risk free interest rate	0.50%	0.50%
Advisor [member] | Exercise prices three [member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0.01	$ 0.01
Term	4 years 10 months 24 days	4 years 10 months 24 days
Spot Price	$ 10.80	$ 10.80
Share price volatility	65.40%	65.40%
Expected Dividend yield	0.00%	0.00%
Risk free interest rate	3.00%	3.00%
Reach [Member] | Exercise prices one [member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 5.72	$ 5.72
Term	3 years 3 months 18 days	3 years 3 months 18 days
Spot Price	$ 5.72	$ 5.72
Share price volatility	65.40%	65.40%
Expected Dividend yield	0.00%	0.00%
Risk free interest rate	3.50%	3.50%
Reach [Member] | Exercise prices two [member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 6.73	$ 6.73
Term	3 years 1 month 24 days	3 years 1 month 24 days
Spot Price	$ 6.12	$ 6.12
Share price volatility	60.10%	60.10%
Expected Dividend yield	0.00%	0.00%
Risk free interest rate	3.80%	3.80%
Restricted share units [member] | Exercise prices one [member]
IfrsStatementLineItems [Line Items]
Exercise price
Term		3 years
Spot Price		$ 7.64
Expected Dividend yield		0.00%
Restricted share units [member] | Exercise prices two [member]
IfrsStatementLineItems [Line Items]
Exercise price
Term		3 years
Spot Price		$ 7.52
Expected Dividend yield		0.00%
Warrants [member] | Exercise prices one [member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 6.25	$ 6.25
Term	5 years	5 years
Spot Price	$ 5.00	$ 5.00
Share price volatility	62.90%	62.90%
Expected Dividend yield	0.00%	0.00%
Risk free interest rate	3.70%	3.70%
Warrants [member] | Exercise prices two [member]
IfrsStatementLineItems [Line Items]
Exercise price		$ 5.00
Term		1 month 13 days
Spot Price		$ 5.00
Share price volatility		46.00%
Expected Dividend yield		0.00%
Risk free interest rate		3.70%
Eligible participants [member] | Exercise prices one [member]
IfrsStatementLineItems [Line Items]
Exercise price
Term	3 years
Spot Price	$ 7.64
Expected Dividend yield	0.00%
Eligible participants [member] | Exercise prices two [member]
IfrsStatementLineItems [Line Items]
Exercise price
Term	3 years
Spot Price	$ 7.52
Expected Dividend yield	0.00%
Eligible participants [member] | Exercise prices three [member]
IfrsStatementLineItems [Line Items]
Exercise price
Term	1 year
Spot Price	$ 3.26
Expected Dividend yield	0.00%
Eligible participants [member] | Exercise prices four [member]
IfrsStatementLineItems [Line Items]
Exercise price
Term	3 years
Spot Price	$ 1.81
Expected Dividend yield	0.00%
Eligible participants [member] | Exercise prices five [memebr]
IfrsStatementLineItems [Line Items]
Exercise price
Term	3 years
Spot Price	$ 2.64
Expected Dividend yield	0.00%
Eligible participants [member] | Exercise prices six [memebr]
IfrsStatementLineItems [Line Items]
Exercise price
Term	3 years
Spot Price	$ 2.35
Expected Dividend yield	0.00%
Eligible participants [member] | Exercise prices seven [memebr]
IfrsStatementLineItems [Line Items]
Exercise price
Term	1 year
Spot Price	$ 1.11
Expected Dividend yield	0.00%
Eligible participants [member] | Exercise prices eight [memebr]
IfrsStatementLineItems [Line Items]
Exercise price
Term	0 years
Spot Price	$ 0.81
Expected Dividend yield	0.00%
Eligible participants [member] | Exercise prices nine [memebr]
IfrsStatementLineItems [Line Items]
Exercise price
Term	1 year
Spot Price	$ 0.61
Expected Dividend yield	0.00%
Over allotment options [Member] | Exercise prices one [member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 5.00
Term	1 month 13 days
Spot Price	$ 5.00
Share price volatility	46.00%
Expected Dividend yield	0.00%
Risk free interest rate	3.70%